April 30, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      BNY Mellon New Jersey Municipal Bond Fund, Inc.
            1933 Act File No.:  33-19655
            1940 Act File No.:  811-05454
            CIK No.:  0000828475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 69 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 23, 2021.

Please address any comments or questions to my attention at 212-922-6833.

Sincerely,

/s/ Beth Larkin
Beth Larkin
Lead Analyst/Paralegal